Allianz NFJ International Value II Fund (Second Summary Prospectus) | Allianz NFJ International Value II Fund
Allianz NFJ International Value II Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 22, 2011 to the
Statutory Prospectus for Class A and C Shares of Allianz Funds Multi-Strategy Trust,
dated April 1, 2011 (as revised September 26, 2011)

Disclosure Relating to the Allianz NFJ International Value II Fund

The tables labeled “Shareholder Fees” and “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ International Value II Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ International Value II Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.80%	0.25%	2.58%	[1]	3.63%	(2.33%)	[2]	1.30%	[2]
Class C	0.80%	1.00%	2.58%	[1]	4.38%	(2.33%)	[2]	2.05%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2012 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.30% for Class A shares and 2.05% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.